Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Major maintenance provision.
Discount rate	7.89%	7.89%	8.00%	9.67%
Major maintenance of concessioned assets		$ 953,896	$ 943,548	$ 857,624
Additions		467,793	315,481	225,244
Disbursements	$ (5,209)	(103,704)	(305,133)	(139,320)
Short-term		443,570	151,554	224,982
Long-term	43,921	874,415	802,342	718,566
Present value of major maintenance provision	$ 3,780	$ 75,262	$ 23,157	$ (23,392)